Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Qatar ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.5%
Gulf Warehousing Co.	564,923	$448,259
Banks — 54.4%
Al Rayan Bank	5,977,927	3,670,979
Commercial Bank PSQC (The)	3,244,705	4,094,680
Doha Bank QPSC	2,999,550	2,032,941
Dukhan Bank	2,182,353	2,156,963
Qatar International Islamic Bank QSC	1,141,980	3,291,627
Qatar Islamic Bank QPSC	1,985,799	11,497,191
Qatar National Bank QPSC	4,067,701	18,900,824
		45,645,205
Chemicals — 2.9%
Mesaieed Petrochemical Holding Co.	6,670,958	2,439,677
Construction & Engineering — 1.4%
Estithmar Holding QPSC(a)	1,344,240	1,217,208
Construction Materials — 1.1%
Qatar National Cement Co. QSC	587,589	558,342
Qatari Investors Group QSC	932,657	383,872
		942,214
Consumer Staples Distribution & Retail — 0.8%
Al Meera Consumer Goods Co. QSC	173,093	683,937
Diversified Telecommunication Services — 3.9%
Ooredoo QPSC	959,815	3,258,058
Energy Equipment & Services — 1.5%
Gulf International Services QSC	1,379,650	1,228,969
Financial Services — 0.5%
Salam International Investment Ltd. QSC	2,073,250	396,514
Food Products — 0.6%
Baladna(a)	1,416,533	479,031
Health Care Providers & Services — 0.6%
Medicare Group	399,530	546,388
Industrial Conglomerates — 7.9%
Aamal Co.	3,111,320	723,401
Industries Qatar QSC	1,718,770	5,582,448
Mannai Corp. QSC	299,928	371,390
		6,677,239
IT Services — 0.5%
Meeza QSTP LLC, NVS	479,256	396,355
Marine Transportation — 3.9%
Qatar Navigation QSC	1,119,548	3,283,934
Security	Shares	Value
Metals & Mining — 1.5%
Qatar Aluminum Manufacturing Co.	3,556,550	$1,253,332
Multi-Utilities — 2.8%
Qatar Electricity & Water Co. QSC	535,214	2,326,251
Oil, Gas & Consumable Fuels — 7.9%
Qatar Fuel QSC	683,093	2,813,182
Qatar Gas Transport Co. Ltd.	2,919,653	3,837,432
		6,650,614
Real Estate Management & Development — 4.5%
Barwa Real Estate Co.	2,606,824	2,059,463
Ezdan Holding Group QSC(a)	2,447,722	695,763
Mazaya Real Estate Development QPSC(a)	1,756,262	298,733
United Development Co. QSC	2,470,458	692,252
		3,746,211
Wireless Telecommunication Services — 1.8%
Vodafone Qatar QSC	2,333,621	1,497,093
Total Common Stocks — 99.0% (Cost: $67,162,131)		83,116,489
Rights
Banks — 0.8%
Lesha Bank LLC, CVR )	1,344,488	679,549
Total Rights — 0.8% (Cost: $361,255)		679,549
Total Long-Term Investments — 99.8% (Cost: $67,523,386)		83,796,038
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	90,000	90,000
Total Short-Term Securities — 0.1% (Cost: $90,000)		90,000
Total Investments — 99.9% (Cost: $67,613,386)		83,886,038
Other Assets Less Liabilities — 0.1%		59,684
Net Assets — 100.0%		$83,945,722

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Qatar ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$—	$(60,000)(a)	$—	$—	$90,000	90,000	$1,750	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	06/20/25	$57	$(709)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$28,781,480	$54,335,009	$—	$83,116,489
Rights	679,549	—	—	679,549
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$29,551,029	$54,335,009	$—	$83,886,038

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Qatar ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(709)	$—	$—	$(709)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

NVS	Non-Voting Shares